Business Combinations, Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Combined Condensed Financial Information of Reclassification of Assets and Liabilities Held for Sale (Detail) - Costa Rica and El Salvador [Member] - Assets and liabilities classified as held for sale [member]
$ in Millions
Dec. 31, 2021 USD ($)
Disclosure of Discontinued Operations [line items]
Current assets	$ 29
Non-current assets	48
Total assets held for sale	77
Current liabilities	31
Non-current liabilities	8
Total liabilities directly related to assets held for sale	39
Total net assets of disposal group	$ 38